Financial Instruments - Summary of Financing Receivables (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 28, 2014	Jun. 30, 2014	Dec. 31, 2013
Teekay Tangguh Borrower LLC [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage		99.00%
Teekay Tangguh Joint Venture [Member]
Financing Receivable, Recorded Investment [Line Items]
Dividends declared	$ 69.5
Amount offset to total advances	14.4
Teekay Tangguh Joint Venture [Member] | Teekay Tangguh Borrower LLC [Member]
Financing Receivable, Recorded Investment [Line Items]
Ownership percentage		70.00%
Teekay BLT Corporation [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans to equity accounted investees and joint venture partners carrying value		10.3	28.5
Advances repaid	6.5
Additional amount repaid as part of settlement agreement	$ 1.0